Federal Income Taxes (Federal Income Tax Asset Liability) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Federal income tax asset (liability) [Abstract]
Current	$ 83	$ 142
Deferred		(2,678)
Deferred	1,313
Total federal income tax asset (liability)	$ 1,396	$ (2,536)